UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2006

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	December 31, 2006

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	12
Form 13F Information Table Entry Total:	102
Form 13F Information Table Value Total:	$282845

List of Other Included Managers: Oak Value;
Westfield; Lazard; Kalmar; Harding; Navellier;
Wilson Bennett; Bear Stearns; ICM Asset Mgmt;
Alliance Bernstein; Matrix; Merrill Lynch

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101    16471 211360.000SH      SOLE               211360.000
                                                               174 2235.000 SH       DEFINED 15 02 23 13                    2235.000
Aeroflex                       COM              007768104      123 10525.000SH       DEFINED 08 18                         10525.000
Allied Waste Industries        COM              019589308    12973 1055590.000SH     SOLE              1055590.000
American International Group   COM              026874107    17388 242640.000SH      SOLE               242640.000
                                                               295 4114.000 SH       DEFINED 22 15 02 23                    4114.000
Apple Computer                 COM              037833100       53  625.000 SH       SOLE                  625.000
                                                               186 2196.000 SH       DEFINED 10                             2196.000
Bank of America                COM              060505104      451 8445.000 SH       DEFINED 22 15 02 23                    8445.000
Boeing Co                      COM              097023105      304 3417.000 SH       DEFINED 22 10                          3417.000
Bradley Pharmaceuticals        COM              104576103     1572 76380.000SH       SOLE                76380.000
Celgene                        COM              151020104      337 5855.000 SH       DEFINED 10 03                          5855.000
Chevron Texaco                 COM              166764100       51  698.000 SH       SOLE                  698.000
                                                               234 3182.000 SH       DEFINED 22 15 02 23                    3182.000
Chicago Mercantile Exchange    COM              167760107       51  100.000 SH       SOLE                  100.000
                                                               255  500.000 SH       DEFINED 10                              500.000
Cisco Systems                  COM              17275r102       68 2475.000 SH       SOLE                 2475.000
                                                               362 13255.000SH       DEFINED 22 10 02 23                   13255.000
Citigroup                      COM              172967101      432 7753.000 SH       DEFINED 22 15 02 23                    7753.000
Coca-Cola                      COM              191216100    17014 352625.000SH      SOLE               352625.000
                                                               138 2860.000 SH       DEFINED 22 15                          2860.000
Colgate-Palmolive              COM              194162103    17898 274340.000SH      SOLE               274340.000
                                                               187 2860.000 SH       DEFINED 22 10                          2860.000
Dell                           COM              24702r101     6300 251109.000SH      SOLE               251109.000
                                                                57 2275.000 SH       DEFINED 22 15                          2275.000
Ecolab                         COM              278865100      216 4771.000 SH       DEFINED 10 03                          4771.000
Eli Lilly                      COM              532457108      359 6900.000 SH       SOLE                 6900.000
                                                                39  744.000 SH       DEFINED 22                              744.000
Embarq                         COM              29078e105    20357 387316.000SH      SOLE               387316.000
                                                                16  295.000 SH       DEFINED 22                              295.000
Exxon Mobil                    COM              30231g102        4   55.000 SH       SOLE                   55.000
                                                               259 3381.000 SH       DEFINED 22 13                          3381.000
Farmer Brothers                COM              307675108      991 46434.000SH       SOLE                46434.000
Gannett                        COM              364730101    17361 287150.000SH      SOLE               287150.000
                                                                30  495.000 SH       DEFINED 22                              495.000
General Electric               COM              369604103        0    0.009 SH       SOLE                    0.009
                                                               511 13740.000SH       DEFINED 22 15 02 03                   13740.000
Getty Images                   COM              374276103      537 12550.000SH       SOLE                12550.000
Gilead Sciences                COM              375558103      226 3486.000 SH       DEFINED 10 03                          3486.000
Google                         COM              38259p508      104  225.000 SH       SOLE                  225.000
                                                               248  539.000 SH       DEFINED 22 10 03                        539.000
Helix Energy Solutions Group   COM              42330p107    11842 377510.000SH      SOLE               377510.000
IBM                            COM              459200101        0    0.225 SH       SOLE                    0.225
                                                               253 2608.000 SH       DEFINED 22 15 13                       2608.000
Idearc                         COM              451663108    18918 660330.000SH      SOLE               660330.000
                                                                 3   99.000 SH       DEFINED 22                               99.000
Input/Output                   COM              457652105    15069 1105610.000SH     SOLE              1105610.000
                                                                30 2175.000 SH       DEFINED 18                             2175.000
J P Morgan Chase               COM              46625h100      336 6947.000 SH       DEFINED 22 15 02 03                    6947.000
Johnson & Johnson              COM              478160104    16638 252020.000SH      SOLE               252020.000
                                                               236 3580.000 SH       DEFINED 22 15 02 23                    3580.000
Journal Register               COM              481138105      172 23622.000SH       SOLE                23622.000
Lehman Brothers Holdings       COM              524908100      232 2968.000 SH       DEFINED 10                             2968.000
Limited                        COM              532716107      203 7001.000 SH       DEFINED 22 10                          7001.000
Lockheed Martin                COM              539830109       12  135.000 SH       SOLE                  135.000
                                                               264 2864.000 SH       DEFINED 10                             2864.000
MBIA                           COM              55262C100    13588 185990.000SH      SOLE               185990.000
                                                                33  445.000 SH       DEFINED 22                              445.000
Merisel                        COM              589849306      846 234225.000SH      SOLE               234225.000
Microsoft                      COM              594918104    18998 636245.356SH      SOLE               636245.356
                                                               286 9585.000 SH       DEFINED 22 15 02 23                    9585.000
New Frontier Media             COM              644398109      708 73710.000SH       SOLE                73710.000
Nvidia                         COM              67066G104      302 8172.000 SH       DEFINED 10 03                          8172.000
Office Depot                   COM              676220106      206 5391.000 SH       DEFINED 22 10                          5391.000
Oracle                         COM              68389x105      186 10842.000SH       DEFINED 22 10 15                      10842.000
Pepsico                        COM              713448108      251 4007.000 SH       DEFINED 22 10                          4007.000
Pfizer                         COM              717081103    16425 634178.935SH      SOLE               634178.935
                                                               221 8520.000 SH       DEFINED 22 15 02 23                    8520.000
Principal Financial Group      COM              74251V102      205 3495.000 SH       DEFINED 10                             3495.000
Procter & Gamble               COM              742718109      501 7800.000 SH       SOLE                 7800.000
                                                               317 4938.000 SH       DEFINED 22 15 13                       4938.000
Qwest Communications           COM              749121109      128 15320.000SH       DEFINED 10                            15320.000
Schlumberger                   COM              806857108       63 1000.000 SH       SOLE                 1000.000
                                                               195 3080.000 SH       DEFINED 22 10                          3080.000
Starbucks                      COM              855244109       88 2480.000 SH       SOLE                 2480.000
                                                               198 5586.000 SH       DEFINED 10                             5586.000
The DIRECTV Group              COM              25459L106      203 8155.000 SH       DEFINED 10                             8155.000
Time Warner                    COM              887317105      249 11445.000SH       DEFINED 22 15 02 03                   11445.000
Tuesday Morning                COM              899035505     6728 432650.000SH      SOLE               432650.000
Wal-Mart Stores                COM              931142103      229 4950.000 SH       DEFINED 22 15 02 23                    4950.000
Walt Disney                    COM              254687106      243 7103.000 SH       DEFINED 22 10                          7103.000
Western Union                  COM              959802109    16371 730210.000SH      SOLE               730210.000
                                                                49 2200.000 SH       DEFINED 02 23                          2200.000
White Mountains Insurance Grou COM              g9618e107     1133 1955.000 SH       SOLE                 1955.000
WisdomTree Investments         COM              97717p104      290 37355.000SH       SOLE                37355.000
America Movil SA DE ADR                         02364W105       44 975.0000 SH       SOLE                 975.0000
                                                               235 5201.0000SH       DEFINED 10                            5201.0000
Barclays PLC ADR                                06738e204      230 3960.0000SH       DEFINED 06 09                         3960.0000
Beijing Capital International                   y07717104      538 686520.0000SH     SOLE              686520.0000
Bombardier Cl B                                 097751200     1023 301355.0000SH     SOLE              301355.0000
Diageo PLC ADR                                  25243q205      218 2750.0000SH       DEFINED 06 09                         2750.0000
HSBC Holdings                                   404280406      252 2750.0000SH       DEFINED 06 09                         2750.0000
Mitsubishi USJ Financial Group                  606822104      163 13130.0000SH      DEFINED 06 09                        13130.0000
Nestle Reg ADR                                  641069406      257 2900.0000SH       DEFINED 06 09 03                      2900.0000
Nokia Corp ADR                                  654902204      242 11915.0000SH      DEFINED 22 06 15 09                  11915.0000
Novartis AG ADR                                 66987v109      297 5165.0000SH       DEFINED 06 09 03                      5165.0000
Penn West Energy Trust                          707885109      629 20580.0000SH      SOLE               20580.0000
                                                                62 2022.0000SH       DEFINED 24                            2022.0000
Sumitomo Mitsui Financial Grou                  86562m100      116 11335.0000SH      DEFINED 06 09                        11335.0000
Total SA                                        89151e109      228 3165.0000SH       DEFINED 22 06 09                      3165.0000
Vodafone Group PLC ADR                          92857W100        3 109.0000 SH       SOLE                 109.0000
                                                               224 8076.0000SH       DEFINED 06 09                         8076.0000